UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22048
Investment Company Act File Number
Emerging Markets Local Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio
July 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 69.1%

	Principal
Security	Amount		Value
Albania — 0.6%
Republic of Albania, 7.50%, 11/4/15	EUR	3,500,000	$4,859,414

Total Albania			$4,859,414

Bermuda — 0.1%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	900,000	$1,004,164

Total Bermuda			$1,004,164

Brazil — 5.6%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	473,292	$299,210
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,142,000	3,920,805
Nota Do Tesouro Nacional, 10.00%, 1/1/13	BRL	5,118,000	3,189,901
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	23,509,000	14,312,924
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	21,314,000	12,320,986
Nota Do Tesouro Nacional, 10.00%, 1/1/21	BRL	9,400,000	5,207,170
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	445,756
Republic of Brazil, 12.50%, 1/5/16	BRL	10,030,000	7,777,074

Total Brazil			$47,473,826

Chile — 1.0%
Government of Chile, 2.10%, 9/1/15(2)	CLP	87,777,600	$187,265
Government of Chile, 3.00%, 1/1/15(2)	CLP	768,054,000	1,691,112
Government of Chile, 6.00%, 3/1/17	CLP	70,000,000	153,036
Government of Chile, 6.00%, 3/1/18	CLP	2,350,000,000	5,100,450
Government of Chile, 6.00%, 1/1/20	CLP	465,000,000	1,007,744

Total Chile			$8,139,607

Colombia — 3.6%
Republic of Colombia, 7.75%, 4/14/21	COP	9,341,000,000	$6,032,943
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000,000	6,040,334
Republic of Colombia, 12.00%, 10/22/15	COP	19,718,000,000	14,174,513
Titulos De Tesoreria B, 9.25%, 8/15/12	COP	7,100,000,000	4,162,921

Total Colombia			$30,410,711

Congo — 0.2%
Republic of Congo, 3.00%, 6/30/29	USD	2,333,200	$1,633,240

Total Congo			$1,633,240

Costa Rica — 0.0%(3)
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	53,485,871	$86,134
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	6,008,815	11,222

Total Costa Rica			$97,356

Dominican Republic — 0.9%
Dominican Republic, 16.00%, 7/10/20(1)	DOP	38,000,000	$987,795
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 13.00%, 2/25/13(4)	DOP	107,000,000	2,838,652

	Principal
Security	Amount		Value
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 15.00%, 3/12/12(4)	DOP	82,000,000	$2,197,527
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	67,800,000	1,762,077

Total Dominican Republic			$7,786,051

Egypt — 0.0%(3)
Arab Republic of Egypt, 8.75%, 7/18/12(1)	EGP	1,690,000	$272,023

Total Egypt			$272,023

Greece — 0.0%(3)
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	225,000	$198,238

Total Greece			$198,238

Hungary — 5.9%
Hungary Government Bond, 5.50%, 2/12/14	HUF	2,120,600,000	$11,020,107
Hungary Government Bond, 5.50%, 2/12/16	HUF	1,510,700,000	7,591,614
Hungary Government Bond, 6.00%, 10/24/12	HUF	190,970,000	1,017,847
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	913,873
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100,000	2,938,091
Hungary Government Bond, 6.75%, 2/12/13	HUF	785,300,000	4,220,082
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520,000	8,158,632
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980,000	5,842,608
Hungary Government Bond, 7.50%, 10/24/13	HUF	796,000,000	4,350,918
Hungary Government Bond, 7.50%, 11/12/20	HUF	668,800,000	3,616,411
Hungary Government Bond, 8.00%, 2/12/15	HUF	60,000,000	331,339

Total Hungary			$50,001,522

Indonesia — 9.3%
Indonesia Government, 7.375%, 9/15/16	IDR	43,648,000,000	$5,367,177
Indonesia Government, 8.25%, 7/15/21	IDR	4,730,000,000	607,902
Indonesia Government, 8.375%, 9/15/26	IDR	14,100,000,000	1,746,642
Indonesia Government, 9.00%, 9/15/13	IDR	26,300,000,000	3,310,524
Indonesia Government, 9.00%, 9/15/18	IDR	42,550,000,000	5,577,726
Indonesia Government, 9.50%, 6/15/15	IDR	33,485,000,000	4,360,525
Indonesia Government, 9.50%, 7/15/23	IDR	35,245,000,000	4,740,095
Indonesia Government, 9.50%, 7/15/31	IDR	110,105,000,000	14,686,062
Indonesia Government, 9.50%, 5/15/41	IDR	25,725,000,000	3,306,884
Indonesia Government, 9.75%, 5/15/37	IDR	28,656,000,000	3,780,162
Indonesia Government, 10.00%, 7/15/17	IDR	10,200,000,000	1,394,129
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	3,065,365
Indonesia Government, 10.00%, 2/15/28	IDR	8,560,000,000	1,178,919
Indonesia Government, 10.25%, 7/15/27	IDR	22,325,000,000	3,139,456
Indonesia Government, 10.50%, 8/15/30	IDR	45,960,000,000	6,614,943
Indonesia Government, 10.50%, 7/15/38	IDR	10,900,000,000	1,533,564
Indonesia Government, 11.00%, 11/15/20	IDR	14,560,000,000	2,169,059
Indonesia Government, 11.00%, 9/15/25	IDR	16,440,000,000	2,452,049
Indonesia Government, 11.25%, 5/15/14	IDR	16,743,000,000	2,239,870
Indonesia Government, 11.50%, 9/15/19	IDR	25,200,000,000	3,787,578
Indonesia Government, 12.50%, 3/15/13	IDR	23,815,000,000	3,116,481

Total Indonesia			$78,175,112

Israel — 0.1%
Israel Government Bond, 3.00%, 10/31/19(2)	ILS	577,332	$179,757
Israel Government Bond, 5.00%, 4/30/15(2)	ILS	1,464,893	486,155

Total Israel			$665,912

	Principal
Security	Amount		Value
Malaysia — 4.6%
Malaysia Government, 2.509%, 8/27/12	MYR	3,800,000	$1,275,479
Malaysia Government, 3.21%, 5/31/13	MYR	5,925,000	2,000,502
Malaysia Government, 3.502%, 5/31/27	MYR	4,125,000	1,297,768
Malaysia Government, 3.70%, 5/15/13	MYR	6,355,000	2,164,156
Malaysia Government, 3.741%, 2/27/15	MYR	24,076,000	8,225,239
Malaysia Government, 3.814%, 2/15/17	MYR	7,003,000	2,385,951
Malaysia Government, 4.012%, 9/15/17	MYR	10,786,000	3,697,690
Malaysia Government, 4.16%, 7/15/21	MYR	21,006,000	7,246,412
Malaysia Government, 4.24%, 2/7/18	MYR	15,775,000	5,477,071
Malaysia Government, 4.378%, 11/29/19	MYR	3,750,000	1,313,713
Malaysia Government, 4.498%, 4/15/30	MYR	3,480,000	1,226,059
Malaysia Government, 5.094%, 4/30/14	MYR	7,416,000	2,620,607

Total Malaysia			$38,930,647

Mexico — 5.0%
Government of Mexico, 7.25%, 12/15/16	MXN	20,800,000	$1,878,397
Government of Mexico, 7.50%, 6/3/27	MXN	30,480,000	2,679,530
Government of Mexico, 7.75%, 12/14/17	MXN	9,500,000	880,913
Government of Mexico, 8.00%, 12/19/13	MXN	61,900,000	5,621,233
Government of Mexico, 8.00%, 6/11/20	MXN	21,018,000	1,974,383
Government of Mexico, 8.50%, 12/13/18	MXN	6,832,600	660,071
Government of Mexico, 8.50%, 5/31/29	MXN	39,000,000	3,717,432
Government of Mexico, 8.50%, 11/18/38	MXN	36,100,000	3,347,015
Government of Mexico, 9.00%, 6/20/13	MXN	73,000,000	6,668,548
Government of Mexico, 9.50%, 12/18/14	MXN	23,060,000	2,208,340
Government of Mexico, 10.00%, 12/5/24	MXN	63,550,000	6,891,975
Government of Mexico, 10.00%, 11/20/36	MXN	56,570,000	6,072,625

Total Mexico			$42,600,462

Peru — 1.6%
Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367,000	$868,378
Republic of Peru, 6.90%, 8/12/37	PEN	2,700,000	990,546
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	738,317
Republic of Peru, 7.84%, 8/12/20	PEN	1,130,000	460,360
Republic of Peru, 7.84%, 8/12/20(5)	PEN	11,470,000	4,672,854
Republic of Peru, 8.20%, 8/12/26	PEN	5,775,000	2,442,638
Republic of Peru, 8.60%, 8/12/17	PEN	5,305,000	2,230,553
Republic of Peru, 9.91%, 5/5/15	PEN	1,760,000	743,015

Total Peru			$13,146,661

Philippines — 0.8%
Philippine Government International Bond, 4.95%, 1/15/21	PHP	139,000,000	$3,278,220
Philippine Government International Bond, 6.25%, 1/14/36	PHP	150,000,000	3,433,918

Total Philippines			$6,712,138

Poland — 0.7%
Poland Government Bond, 3.00%, 8/24/16(2)	PLN	1,868,851	$687,957
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	722,857
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	1,271,693
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	1,929,891
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	1,086,225

Total Poland			$5,698,623

Russia — 5.6%
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	600,000,000	$22,908,511
Russia Government Bond, 7.00%, 6/3/15	RUB	104,418,000	3,829,212
Russia Government Bond, 7.10%, 3/13/14	RUB	393,700,000	14,605,156

	Principal
Security	Amount		Value
Russia Government Bond, 7.35%, 1/20/16	RUB	68,000,000	$2,504,610
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974,000	3,792,453

Total Russia			$47,639,942

Serbia — 1.6%
Serbia Treasury Bill, 0.00%, 8/9/12	RSD	230,950,000	$2,862,090
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	403,070,000	4,951,890
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	401,520,000	4,817,846
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	55,500,000	636,293

Total Serbia			$13,268,119

South Africa — 7.0%
Republic of South Africa, 2.50%, 1/31/17(2)	ZAR	6,196,267	$978,460
Republic of South Africa, 2.60%, 3/31/28(2)	ZAR	6,311,990	940,352
Republic of South Africa, 2.75%, 1/31/22(2)	ZAR	33,147,286	5,045,252
Republic of South Africa, 5.50%, 12/7/23(2)	ZAR	3,000,429	582,428
Republic of South Africa, 6.25%, 3/31/36	ZAR	22,825,000	2,535,720
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745,000	6,142,548
Republic of South Africa, 7.00%, 2/28/31	ZAR	19,600,000	2,440,923
Republic of South Africa, 7.25%, 1/15/20	ZAR	51,600,000	7,290,247
Republic of South Africa, 7.50%, 1/15/14	ZAR	34,500,000	5,261,681
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430,000	2,957,425
Republic of South Africa, 8.75%, 12/21/14	ZAR	29,990,000	4,721,305
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356,000	5,323,996
Republic of South Africa, 13.50%, 9/15/15	ZAR	81,005,000	14,739,807

Total South Africa			$58,960,144

Sri Lanka — 0.1%
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	950,000	$988,000

Total Sri Lanka			$988,000

Taiwan — 0.4%
Taiwan Government Bond, 0.25%, 10/21/11	TWD	12,500,000	$433,268
Taiwan Government Bond, 0.25%, 2/10/12	TWD	74,400,000	2,576,130

Total Taiwan			$3,009,398

Thailand — 4.4%
Kingdom of Thailand, 3.125%, 12/11/15	THB	120,041,000	$3,912,890
Kingdom of Thailand, 3.625%, 6/16/23	THB	75,523,000	2,424,226
Kingdom of Thailand, 3.85%, 12/12/25	THB	74,315,000	2,412,346
Kingdom of Thailand, 3.875%, 6/13/19	THB	93,235,000	3,126,216
Kingdom of Thailand, 4.25%, 3/13/13	THB	168,678,000	5,702,787
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371,000	2,137,147
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000,000	1,070,202
Kingdom of Thailand, 5.125%, 3/13/18	THB	86,300,000	3,086,363
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409,000	9,593,790
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500,000	3,643,607

Total Thailand			$37,109,574

Turkey — 9.0%
Turkey Government Bond, 0.00%, 8/8/12	TRY	11,410,000	$6,218,026
Turkey Government Bond, 0.00%, 11/7/12	TRY	17,860,000	9,481,367
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	10,053,295	6,346,725
Turkey Government Bond, 8.00%, 10/9/13	TRY	7,015,000	4,098,569
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100,000	2,996,271
Turkey Government Bond, 10.00%, 1/9/13	TRY	14,695,000	8,904,299
Turkey Government Bond, 10.00%, 4/10/13	TRY	29,195,000	17,653,353

	Principal
Security	Amount		Value
Turkey Government Bond, 10.00%, 6/17/15	TRY	7,800,000	$4,737,207
Turkey Government Bond, 10.50%, 1/15/20	TRY	6,051,000	3,805,717
Turkey Government Bond, 11.00%, 8/6/14	TRY	13,891,000	8,633,824
Turkey Government Bond, 14.00%, 9/26/12	TRY	1,790,000	1,122,518
Turkey Government Bond, 16.00%, 3/7/12	TRY	1,270,000	785,222
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330,000	895,930

Total Turkey			$75,679,028

Uruguay — 0.1%
Republic of Uruguay, 5.00%, 9/14/18(2)	UYU	14,849,129	$905,393

Total Uruguay			$905,393

Venezuela — 0.5%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(5)	USD	6,137,000	$3,620,830
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(5)	USD	1,368,100	972,719

Total Venezuela			$4,593,549

Vietnam — 0.4%
Vietnam Government Bond, 7.86%, 10/23/12	VND	2,647,600,000	$122,852
Vietnam Government Bond, 8.30%, 11/14/12	VND	6,354,400,000	295,718
Vietnam Government Bond, 8.65%, 12/19/12	VND	7,942,900,000	370,114
Vietnam Government Bond, 8.65%, 12/26/12	VND	1,374,300,000	64,002
Vietnam Government Bond, 8.70%, 12/5/12	VND	1,684,600,000	78,633
Vietnam Government Bond, 9.80%, 7/6/13	VND	2,647,600,000	123,714
Vietnam Government Bond, 11.25%, 5/13/13	VND	3,741,500,000	179,204
Vietnam Government Bond, 11.40%, 4/26/13	VND	1,263,500,000	60,663
Vietnam Government Bond, 12.42%, 6/20/13	VND	39,817,500,000	1,942,864

Total Vietnam			$3,237,764

Total Foreign Government Bonds (identified cost $562,036,853)			$583,196,618

Mortgage Pass-Throughs — 1.6%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
7.00%, with maturity at 2032	$3,046,325	$3,577,292
7.50%, with maturity at 2034	674,721	806,506

		$4,383,798

Federal National Mortgage Association:
2.609%, with maturity at 2035(6)	$1,601,631	$1,669,750
4.317%, with maturity at 2035(6)	1,315,095	1,425,646
6.50%, with various maturities to 2033(7)	2,792,599	3,057,505
7.00%, with maturity at 2033	1,248,848	1,475,728
8.50%, with maturity at 2032	1,101,633	1,359,220

		$8,987,849

Total Mortgage Pass-Throughs (identified cost $12,865,205)		$13,371,647

U.S. Government Agency Obligations — 0.9%

	Principal
Security	Amount	Value
Federal Home Loan Bank:
4.50%, 9/13/19	$4,000,000	$4,479,976
5.25%, 12/9/22	2,700,000	3,166,763

Total U.S. Government Agency Obligations (identified cost $7,777,649)		$7,646,739

Precious Metals — 1.5%

	Troy
Description	Ounces	Value
Gold(8)	2,421	$3,935,674
Platinum(8)	4,784	8,508,670

Total Precious Metals (identified cost $11,651,853)		$12,444,344

Currency Options Purchased — 0.0%(3)

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Euro Put Option	EUR	6,566	EUR	1.17	5/3/12	$62,637

Total Currency Options Purchased (identified cost $300,008)						$62,637

Put Options Purchased — 0.0%(3)

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value
KOSPI 200 Index	28,650,000	KRW	205	10/13/11	$5,526
KOSPI 200 Index	28,650,000	KRW	200	10/11/12	116,995
Light Sweet Crude Oil Future 12/11	6	USD	80	11/15/11	10,020

Total Put Options Purchased (identified cost $547,687)					$132,541

Short-Term Investments — 25.4%

Foreign Government Securities — 14.1%

	Principal
	Amount
Security	(000’s omitted)		Value
Colombia — 0.1%
Titulos De Tesoreria B, 0.00%, 4/26/12	COP	1,178,600	$639,167

Total Colombia			$639,167

Croatia — 0.8%
Croatia Treasury Bill, 0.00%, 8/25/11	EUR	307	$440,375
Croatia Treasury Bill, 0.00%, 9/8/11	EUR	592	848,600
Croatia Treasury Bill, 0.00%, 9/15/11	EUR	3,467	4,967,099
Croatia Treasury Bill, 0.00%, 9/22/11	EUR	540	773,229

Total Croatia			$7,029,303

	Principal
	Amount
Security	(000’s omitted)		Value
Georgia — 0.2%
Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	1,500	$1,519,909

Total Georgia			$1,519,909

Ghana — 0.2%
Ghana Government Bond, 14.47%, 12/15/11	GHS	3,062	$2,048,637

Total Ghana			$2,048,637

Hong Kong — 1.6%
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	34,000	$4,362,352
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	34,000	4,362,330
Hong Kong Treasury Bill, 0.00%, 9/7/11	HKD	3,500	449,299
Hong Kong Treasury Bill, 0.00%, 10/19/11	HKD	9,500	1,218,582
Hong Kong Treasury Bill, 0.00%, 10/26/11	HKD	22,500	2,886,521

Total Hong Kong			$13,279,084

Iceland — 0.0%(3)
Iceland Treasury Bill, 0.00%, 10/17/11	ISK	23,237	$170,467

Total Iceland			$170,467

Indonesia — 0.5%
Indonesia Treasury Bill, 0.00%, 8/4/11	IDR	10,661,000	$1,253,629
Indonesia Treasury Bill, 0.00%, 8/11/11	IDR	2,142,000	251,611
Indonesia Treasury Bill, 0.00%, 9/29/11	IDR	1,071,000	124,980
Indonesia Treasury Bill, 0.00%, 10/6/11	IDR	15,996,000	1,863,614
Indonesia Treasury Bill, 0.00%, 10/20/11	IDR	1,285,000	149,579
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	2,142,000	245,940

Total Indonesia			$3,889,353

Israel — 2.5%
Israel Treasury Bill, 0.00%, 8/3/11	ILS	14,691	$4,292,129
Israel Treasury Bill, 0.00%, 9/7/11	ILS	12,718	3,706,410
Israel Treasury Bill, 0.00%, 10/5/11	ILS	6,204	1,802,323
Israel Treasury Bill, 0.00%, 11/2/11	ILS	22,957	6,653,454
Israel Treasury Bill, 0.00%, 12/7/11	ILS	7,240	2,091,399
Israel Treasury Bill, 0.00%, 2/29/12	ILS	8,112	2,324,725

Total Israel			$20,870,440

Kazakhstan — 1.0%
Kazakhstan National Bank, 0.00%, 8/12/11	KZT	120,031	$819,345
Kazakhstan National Bank, 0.00%, 8/19/11	KZT	416,900	2,845,491
Kazakhstan National Bank, 0.00%, 9/2/11	KZT	27,664	188,764
Kazakhstan National Bank, 0.00%, 9/9/11	KZT	355,067	2,422,392
Kazakhstan National Bank, 0.00%, 11/25/11	KZT	271,893	1,849,771
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	4,386	29,681

Total Kazakhstan			$8,155,444

Lebanon — 0.4%
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	72,000	$47,523
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	192,250	126,328
Lebanon Treasury Bill, 0.00%, 10/6/11	LBP	3,479,130	2,282,755
Lebanon Treasury Note, 6.74%, 10/20/11	LBP	848,450	564,173

	Principal
	Amount
Security	(000’s omitted)		Value
Lebanon Treasury Note, 6.86%, 10/6/11	LBP	179,220	$119,075
Lebanon Treasury Note, 9.06%, 11/10/11	LBP	179,220	120,081

Total Lebanon			$3,259,935

Malaysia — 0.0%(3)
Malaysia Treasury Bill, 0.00%, 8/18/11	MYR	709	$238,559

Total Malaysia			$238,559

Philippines — 0.2%
Philippine Treasury Bill, 0.00%, 9/7/11	PHP	34,840	$824,489
Philippine Treasury Bill, 0.00%, 9/21/11	PHP	51,300	1,212,486

Total Philippines			$2,036,975

Romania — 1.4%
Romania Treasury Bill, 0.00%, 11/9/11	RON	7,160	$2,402,198
Romania Treasury Bill, 0.00%, 12/14/11	RON	2,200	733,919
Romania Treasury Bill, 0.00%, 3/21/12	RON	9,520	3,126,793
Romania Treasury Bill, 0.00%, 4/11/12	RON	4,990	1,626,488
Romania Treasury Bill, 0.00%, 5/2/12	RON	8,480	2,767,064
Romania Treasury Bill, 0.00%, 6/20/12	RON	2,360	762,061
Romania Treasury Bill, 0.00%, 7/11/12	RON	2,180	700,346

Total Romania			$12,118,869

Serbia — 2.7%
Serbia Treasury Bill, 0.00%, 12/13/11	RSD	37,420	$502,067
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	146,950	1,909,526
Serbia Treasury Bill, 0.00%, 4/5/12	RSD	29,480	381,277
Serbia Treasury Bill, 0.00%, 4/26/12	RSD	277,090	3,558,351
Serbia Treasury Bill, 0.00%, 6/7/12	RSD	1,092,500	13,809,335
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	197,680	2,475,975

Total Serbia			$22,636,531

South Korea — 0.6%
Korea Monetary Stabilization Bond, 0.00%, 8/2/11	KRW	823,110	$780,635
Korea Monetary Stabilization Bond, 0.00%, 8/23/11	KRW	2,511,600	2,377,172
Korea Monetary Stabilization Bond, 0.00%, 8/30/11	KRW	242,260	229,129
Korea Monetary Stabilization Bond, 0.00%, 9/20/11	KRW	379,370	358,056
Korea Monetary Stabilization Bond, 0.00%, 10/11/11	KRW	827,800	779,690
Korea Monetary Stabilization Bond, 0.00%, 10/18/11	KRW	274,380	258,294

Total South Korea			$4,782,976

Sri Lanka — 0.3%
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	22,030	$201,038
Sri Lanka Treasury Bill, 0.00%, 3/9/12	LKR	17,130	150,042
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	9,720	85,022
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	14,370	125,526
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	180,600	1,570,370
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	60,920	520,144

Total Sri Lanka			$2,652,142

Turkey — 0.3%
Turkey Government Bond, 0.00%, 11/16/11	TRY	4,630	$2,679,124

Total Turkey			$2,679,124

	Principal
	Amount
Security	(000’s omitted)		Value
Uruguay — 0.8%
Uruguay Treasury Bill, 0.00%, 8/5/11	UYU	4,500	$244,335
Uruguay Treasury Bill, 0.00%, 8/11/11	UYU	12,355	669,891
Uruguay Treasury Bill, 0.00%, 8/18/11	UYU	4,625	250,357
Uruguay Treasury Bill, 0.00%, 8/30/11	UYU	5,327	287,549
Uruguay Treasury Bill, 0.00%, 9/2/11	UYU	3,600	194,232
Uruguay Treasury Bill, 0.00%, 9/13/11	UYU	4,400	236,758
Uruguay Treasury Bill, 0.00%, 9/16/11	UYU	6,200	333,365
Uruguay Treasury Bill, 0.00%, 10/21/11	UYU	13,541	721,597
Uruguay Treasury Bill, 0.00%, 11/22/11	UYU	13,225	699,005
Uruguay Treasury Bill, 0.00%, 11/25/11	UYU	9,770	515,975
Uruguay Treasury Bill, 0.00%, 12/21/11	UYU	7,200	377,560
Uruguay Treasury Bill, 0.00%, 3/13/12	UYU	41,300	2,115,558

Total Uruguay			$6,646,182

Vietnam — 0.1%
Vietnam Government Bond, 7.15%, 6/13/12	VND	2,105,800	$98,376
Vietnam Government Bond, 10.90%, 5/24/12	VND	2,105,800	101,233
Vietnam Government Bond, 11.00%, 5/17/12	VND	2,105,800	101,611
Vietnam Government Bond, 11.30%, 4/26/12	VND	19,038,600	917,831

Total Vietnam			$1,219,051

Zambia — 0.4%
Zambia Treasury Bill, 0.00%, 8/29/11	ZMK	2,005,000	$415,028
Zambia Treasury Bill, 0.00%, 9/12/11	ZMK	1,515,000	312,694
Zambia Treasury Bill, 0.00%, 10/10/11	ZMK	2,910,000	597,170
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	5,465,000	1,100,531
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	540,000	104,702
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	3,225,000	623,392

Total Zambia			$3,153,517

Total Foreign Government Securities (identified cost $118,829,938)			$119,025,665

U.S. Treasury Obligations — 2.8%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/4/11	$10,000	$9,999,790
U.S. Treasury Bill, 0.00%, 8/11/11	2,000	1,999,858
U.S. Treasury Bill, 0.00%, 9/15/11(7)	920	919,920
U.S. Treasury Bill, 0.00%, 9/29/11	10,000	9,998,900
U.S. Treasury Bill, 0.00%, 10/6/11	71	71,292
U.S. Treasury Bill, 0.00%, 10/20/11(7)	45	44,992
U.S. Treasury Bill, 0.00%, 10/27/11	267	266,842

Total U.S. Treasury Obligations (identified cost $23,302,291)		$23,301,594

Repurchase Agreements — 3.2%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America:
Dated 5/26/11 with a maturity date of 8/22/11, an interest rate of 0.90% and repurchase proceeds of EUR 2,893,564, collateralized by EUR 2,800,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $4,285,051.	EUR	2,888	$4,149,047
Dated 6/28/11 with a maturity date of 9/1/11, an interest rate of 1.03% and repurchase proceeds of EUR 3,639,006, collateralized by EUR 3,610,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $5,160,078.	EUR	3,633	5,219,627
Dated 7/28/11 with a maturity date of 8/22/11, an interest rate of 0.95% and repurchase proceeds of EUR 3,468,121, collateralized by EUR 3,270,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $5,004,327.	EUR	3,466	4,980,580
Dated 7/29/11 with a maturity date of 11/3/11, an interest rate of 0.96% and repurchase proceeds of EUR 2,864,117, collateralized by EUR 2,650,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $4,108,002.	EUR	2,857	4,105,266
Barclays Bank PLC:
Dated 7/14/11 with a maturity date of 10/20/11, an interest rate of 0.75% payable by the Portfolio and repurchase proceeds of $3,705,285, collateralized by $4,000,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $3,723,056.		$3,712	3,712,400
Citibank:
Dated 5/20/11 with a maturity date of 8/25/11, an interest rate of 1.06% and repurchase proceeds of EUR 3,200,051, collateralized by EUR 3,125,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $4,782,423.	EUR	3,191	4,585,729

Total Repurchase Agreements (identified cost $26,594,873)			$26,752,649

Other Securities — 5.3%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(9)	$45,177	$45,177,150

Total Other Securities (identified cost $45,177,150)		$45,177,150

Total Short-Term Investments (identified cost $213,904,252)		$214,257,058

Total Investments — 98.5% (identified cost $809,083,507)		$831,111,584

Other Assets, Less Liabilities — 1.5%		$12,286,636

Net Assets — 100.0%		$843,398,220

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GHS	-	Ghanaian Cedi

HKD	-	Hong Kong Dollar

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZAR	-	South African Rand

ZMK	-	Zambian Kwacha

(1)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $27,028,871 or 3.2% of the Portfolio’s net assets.

(2)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)		Amount is less than 0.05%.

(4)		Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(6)		Adjustable rate mortgage security. Rate shown is the rate at July 31, 2011.

(7)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(8)		Non-income producing.

(9)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $39,498.

Securities Sold Short

Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value
Belarus
Republic of Belarus, 8.75%, 8/3/15	USD	(4,000)	$(3,550,000)

Total Belarus			$(3,550,000)

Belgium
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(3,150)	$(4,359,799)

Total Belgium			$(4,359,799)

France
Government of France, 3.75%, 4/25/17	EUR	(2,650)	$(4,069,663)
Government of France, 4.00%, 10/25/38	EUR	(9,195)	(13,666,382)

Total France			$(17,736,045)

Total Foreign Government Bonds (proceeds $25,190,783)			$(25,645,844)

Total Securities Sold Short (proceeds $25,190,783)			$(25,645,844)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2011 were $38,762,880 or 4.6% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2011 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
8/29/11	Gold 1,972 Troy Ounces	United States Dollar 2,834,780	Citigroup Global Markets	$(189,434)
10/27/11	Gold 1,462 Troy Ounces	United States Dollar 2,083,744	Citigroup Global Markets	(283,850)
4/26/12	Gold 2,480 Troy Ounces	United States Dollar 3,559,658	Citigroup Global Markets	(480,307)

				$(953,591)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
8/2/11	New Zealand Dollar 2,204,000	United States Dollar 1,895,440	Bank of America	$(41,655)
8/3/11	Israeli Shekel 9,305,600	United States Dollar 2,667,049	Deutsche Bank	(52,329)
8/5/11	Japanese Yen 232,125,000	United States Dollar 2,871,413	Goldman Sachs, Inc.	(143,906)
8/5/11	Sri Lankan Rupee 22,030,000	United States Dollar 189,505	HSBC Bank USA	(11,727)
8/19/11	New Taiwan Dollar 26,450,000	United States Dollar 921,763	Bank of America	4,387
8/19/11	New Taiwan Dollar 29,260,000	United States Dollar 1,020,223	Citigroup Global Markets	5,386
8/19/11	New Taiwan Dollar 24,760,000	United States Dollar 863,169	Credit Suisse	4,407
8/19/11	New Taiwan Dollar 30,330,000	United States Dollar 1,057,716	HSBC Bank USA	5,767
8/22/11	Euro 17,076,851	United States Dollar 23,955,492	Deutsche Bank	(571,644)
8/22/11	Euro 9,031,360	United States Dollar 12,685,421	HSBC Bank USA	(286,139)
8/22/11	Euro 16,105,843	United States Dollar 22,594,839	JPMorgan Chase Bank	(537,658)
8/25/11	Euro 307,000	United States Dollar 386,851	Deutsche Bank	(54,059)
8/25/11	Euro 1,570,000	United States Dollar 2,255,462	Standard Bank	649
8/25/11	New Taiwan Dollar 27,540,000	United States Dollar 959,348	Credit Suisse	4,128
8/25/11	New Taiwan Dollar 26,900,000	United States Dollar 937,119	Goldman Sachs, Inc.	4,097
8/26/11	New Taiwan Dollar 24,740,000	United States Dollar 860,372	Bank of America	2,264

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
8/29/11	Malaysian Ringgit 4,027,000	United States Dollar 1,369,495	Bank of America	$10,695
8/29/11	Malaysian Ringgit 4,027,000	United States Dollar 1,369,728	Credit Suisse	10,928
8/29/11	Malaysian Ringgit 4,043,000	United States Dollar 1,375,170	Goldman Sachs, Inc.	10,972
8/31/11	New Taiwan Dollar 27,295,000	United States Dollar 950,880	Credit Suisse	4,119
9/1/11	Euro 453,910	United States Dollar 654,328	JPMorgan Chase Bank	2,526
9/7/11	Israeli Shekel 3,412,100	United States Dollar 976,141	Barclays Bank PLC	(18,800)
9/7/11	Israeli Shekel 9,305,600	United States Dollar 2,661,937	Deutsche Bank	(51,500)
9/8/11	Euro 592,000	United States Dollar 751,745	Citigroup Global Markets	(98,199)
9/15/11	Euro 3,467,000	United States Dollar 4,502,038	Deutsche Bank	(474,691)
9/15/11	South African Rand 774,936	United States Dollar 112,597	Bank of America	(2,615)
9/20/11	New Taiwan Dollar 25,600,000	United States Dollar 887,964	Bank of America	(158)
9/20/11	New Taiwan Dollar 29,300,000	United States Dollar 1,016,126	Barclays Bank PLC	(358)
9/20/11	New Taiwan Dollar 26,000,000	United States Dollar 901,682	Deutsche Bank	(317)
9/20/11	New Taiwan Dollar 29,100,000	United States Dollar 1,009,015	HSBC Bank USA	(530)
9/22/11	Euro 540,000	United States Dollar 707,697	Goldman Sachs, Inc.	(67,309)
9/26/11	New Taiwan Dollar 28,281,000	United States Dollar 983,448	Bank of America	2,262
9/26/11	New Taiwan Dollar 28,279,000	United States Dollar 983,036	Credit Suisse	1,920
9/30/11	New Taiwan Dollar 12,500,000	United States Dollar 436,194	Bank of America	2,501
9/30/11	New Taiwan Dollar 12,500,000	United States Dollar 436,194	Goldman Sachs, Inc.	2,501
10/3/11	Malaysian Ringgit 1,655,000	United States Dollar 558,650	Bank of America	885
10/3/11	Malaysian Ringgit 1,845,000	United States Dollar 622,743	HSBC Bank USA	945
10/5/11	Israeli Shekel 6,203,700	United States Dollar 1,772,739	Citigroup Global Markets	(32,688)
10/26/11	New Taiwan Dollar 13,720,000	United States Dollar 478,032	BNP Paribas SA	1,802
10/26/11	New Taiwan Dollar 12,292,000	United States Dollar 428,278	Goldman Sachs, Inc.	1,615
11/2/11	Israeli Shekel 19,627,000	United States Dollar 5,368,435	Barclays Bank PLC	(333,276)
11/2/11	Israeli Shekel 1,500,000	United States Dollar 405,351	Deutsche Bank	(30,404)
11/2/11	Malaysian Ringgit 1,845,000	United States Dollar 621,987	Barclays Bank PLC	817
11/2/11	Malaysian Ringgit 1,655,000	United States Dollar 558,179	Credit Suisse	977
2/29/12	Israeli Shekel 5,553,000	United States Dollar 1,518,458	Deutsche Bank	(84,806)
3/9/12	Sri Lankan Rupee 17,130,000	United States Dollar 152,402	Standard Chartered Bank	(2,020)

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
3/16/12	Sri Lankan Rupee 9,720,000	United States Dollar 85,942	Standard Chartered Bank	$(1,653)
3/23/12	Sri Lankan Rupee 14,370,000	United States Dollar 127,450	HSBC Bank USA	(2,009)
4/27/12	Sri Lankan Rupee 180,600,000	United States Dollar 1,595,406	Standard Chartered Bank	(29,060)
7/13/12	Sri Lankan Rupee 60,920,000	United States Dollar 540,550	Standard Chartered Bank	(3,843)

				$(2,846,803)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/2/11	New Zealand Dollar 1,160,000	United States Dollar 1,013,701	Credit Suisse	$5,823
8/2/11	New Zealand Dollar 1,044,000	United States Dollar 913,902	Goldman Sachs, Inc.	3,670
8/3/11	South African Rand 24,428,000	United States Dollar 3,538,546	Bank of America	116,164
8/3/11	South African Rand 53,536,046	United States Dollar 7,819,991	Standard Bank	189,619
8/4/11	Czech Koruna 13,237,000	Euro 549,003	Deutsche Bank	(2,067)
8/4/11	Serbian Dinar 32,219,000	Euro 316,960	Barclays Bank PLC	(3,972)
8/4/11	Serbian Dinar 54,106,000	Euro 529,931	JPMorgan Chase Bank	(3,299)
8/5/11	Polish Zloty 22,597,883	Euro 5,654,914	Bank of America	(5,862)
8/5/11	Polish Zloty 9,800,000	United States Dollar 3,539,910	Citigroup Global Markets	(18,885)
8/5/11	Polish Zloty 6,442,970	United States Dollar 2,330,357	Nomura International PLC	(15,473)
8/8/11	Indonesian Rupiah 4,950,000,000	United States Dollar 576,251	Bank of America	6,096
8/8/11	Indonesian Rupiah 5,198,000,000	United States Dollar 605,193	Citigroup Global Markets	6,331
8/8/11	Indonesian Rupiah 9,530,000,000	United States Dollar 1,109,817	Deutsche Bank	11,349
8/8/11	Indonesian Rupiah 4,950,000,000	United States Dollar 576,251	Goldman Sachs, Inc.	6,096
8/8/11	Malaysian Ringgit 11,000,000	United States Dollar 3,680,899	Goldman Sachs, Inc.	26,509
8/8/11	Mexican Peso 41,748,000	United States Dollar 3,524,945	Citigroup Global Markets	29,957
8/8/11	Mexican Peso 45,000,000	United States Dollar 3,867,833	Citigroup Global Markets	(36,018)
8/8/11	Mexican Peso 232,520,043	United States Dollar 19,787,256	Standard Chartered Bank	12,159
8/8/11	Polish Zloty 38,021,584	United States Dollar 13,785,301	Barclays Bank PLC	(128,914)
8/8/11	Serbian Dinar 61,800,000	Euro 606,001	Barclays Bank PLC	(5,640)
8/8/11	Serbian Dinar 89,580,000	Euro 885,178	Standard Bank	(17,903)
8/8/11	Singapore Dollar 4,450,000	United States Dollar 3,625,033	Bank of America	70,721

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/8/11	Swedish Krona 25,598,000	Euro 2,776,175	Citigroup Global Markets	$78,877
8/8/11	Swedish Krona 37,111,000	Euro 4,083,652	Credit Suisse	29,789
8/9/11	South Korean Won 1,390,000,000	United States Dollar 1,281,342	Bank of America	36,870
8/9/11	South Korean Won 1,525,000,000	United States Dollar 1,405,530	Barclays Bank PLC	40,711
8/9/11	South Korean Won 1,413,000,000	United States Dollar 1,302,424	Credit Suisse	37,601
8/9/11	Yuan Renminbi 2,470,000	United States Dollar 369,263	Goldman Sachs, Inc.	14,522
8/10/11	South Korean Won 224,000,000	United States Dollar 206,328	Deutsche Bank	6,099
8/10/11	South Korean Won 216,000,000	United States Dollar 198,959	HSBC Bank USA	5,881
8/11/11	Czech Koruna 80,338,000	Euro 3,311,842	BNP Paribas SA	16,906
8/11/11	Indian Rupee 22,400,000	United States Dollar 502,836	Goldman Sachs, Inc.	3,666
8/11/11	Indonesian Rupiah 14,190,000,000	United States Dollar 1,646,554	Barclays Bank PLC	23,080
8/11/11	Malaysian Ringgit 36,640,000	United States Dollar 12,161,445	Nomura International PLC	189,610
8/11/11	Polish Zloty 107,085,112	United States Dollar 38,996,763	Barclays Bank PLC	(546,674)
8/12/11	Malaysian Ringgit 11,470,000	United States Dollar 3,823,461	Barclays Bank PLC	43,196
8/12/11	Malaysian Ringgit 17,800,000	United States Dollar 5,934,718	BNP Paribas SA	65,847
8/15/11	Malaysian Ringgit 43,813,000	United States Dollar 14,613,101	BNP Paribas SA	159,127
8/15/11	Malaysian Ringgit 17,800,000	United States Dollar 5,913,621	Nomura International PLC	87,923
8/15/11	Malaysian Ringgit 5,800,000	United States Dollar 1,911,101	Nomura International PLC	44,459
8/15/11	Malaysian Ringgit 13,000,000	United States Dollar 4,383,303	Nomura International PLC	(153)
8/15/11	New Turkish Lira 21,453,805	United States Dollar 12,911,534	Credit Suisse	(244,959)
8/15/11	Serbian Dinar 275,697,000	Euro 2,637,492	Bank of America	62,973
8/15/11	Serbian Dinar 112,544,000	Euro 1,092,660	Citigroup Global Markets	2,733
8/15/11	Thai Baht 112,630,000	United States Dollar 3,686,140	Bank of America	85,913
8/16/11	Polish Zloty 47,002,000	Euro 11,784,676	Goldman Sachs, Inc.	(60,584)
8/16/11	South Korean Won 1,345,000,000	United States Dollar 1,239,289	Bank of America	36,057
8/16/11	South Korean Won 1,485,600,000	United States Dollar 1,368,838	Barclays Bank PLC	39,826
8/16/11	South Korean Won 1,168,000,000	United States Dollar 1,074,221	Barclays Bank PLC	33,291
8/18/11	Czech Koruna 34,700,000	Euro 1,420,937	Credit Suisse	21,198
8/18/11	Indian Rupee 37,500,000	United States Dollar 839,155	Credit Suisse	8,265
8/18/11	Malaysian Ringgit 45,150,000	United States Dollar 15,002,492	Citigroup Global Markets	223,010

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/22/11	Indonesian Rupiah 9,254,000,000	United States Dollar 1,071,561	Citigroup Global Markets	$17,858
8/22/11	Indonesian Rupiah 8,457,000,000	United States Dollar 979,159	Credit Suisse	16,433
8/22/11	Israeli Shekel 25,422,719	United States Dollar 7,358,666	BNP Paribas SA	61,981
8/23/11	Indonesian Rupiah 23,161,800,000	United States Dollar 2,670,256	Bank of America	56,576
8/23/11	Indonesian Rupiah 8,222,000,000	United States Dollar 949,971	Deutsche Bank	18,003
8/24/11	Thai Baht 331,700,000	United States Dollar 10,836,328	Citigroup Global Markets	263,754
8/24/11	Yuan Renminbi 1,920,000	United States Dollar 287,511	Bank of America	10,885
8/25/11	Czech Koruna 46,978,208	Euro 1,925,218	Credit Suisse	26,824
8/25/11	Indian Rupee 50,160,000	United States Dollar 1,124,719	Credit Suisse	8,097
8/25/11	Indian Rupee 46,413,000	United States Dollar 1,040,818	HSBC Bank USA	7,375
8/25/11	Singapore Dollar 3,264,000	United States Dollar 2,690,694	Bank of America	20,178
8/29/11	Malaysian Ringgit 9,830,000	United States Dollar 3,340,129	Barclays Bank PLC	(23,268)
8/29/11	Mexican Peso 58,297,439	United States Dollar 4,984,263	Bank of America	(29,727)
8/29/11	South Korean Won 2,615,000,000	United States Dollar 2,473,983	Nomura International PLC	4,902
8/30/11	Norwegian Krone 19,763,000	Euro 2,543,943	Goldman Sachs, Inc.	11,168
8/30/11	Norwegian Krone 22,260,000	Euro 2,866,091	Nomura International PLC	11,533
8/31/11	Czech Koruna 33,030,000	Euro 1,361,809	Credit Suisse	7,245
8/31/11	Polish Zloty 11,476,000	Euro 2,858,025	Standard Bank	7,789
8/31/11	South Korean Won 556,060,000	United States Dollar 528,398	Bank of America	(1,305)
8/31/11	South Korean Won 555,940,000	United States Dollar 528,284	Credit Suisse	(1,304)
9/1/11	Swedish Krona 31,216,800	Euro 3,435,892	Goldman Sachs, Inc.	20,163
9/2/11	Brazilian Real 6,200,000	United States Dollar 3,835,447	HSBC Bank USA	130,522
9/2/11	Brazilian Real 13,500,000	United States Dollar 8,575,785	HSBC Bank USA	59,794
9/2/11	Philippine Peso 68,000,000	United States Dollar 1,608,325	Bank of America	1,332
9/2/11	Philippine Peso 68,000,000	United States Dollar 1,607,945	Credit Suisse	1,713
9/2/11	Philippine Peso 144,020,000	United States Dollar 3,406,178	Nomura International PLC	2,983
9/6/11	Malaysian Ringgit 10,560,000	United States Dollar 3,491,140	BNP Paribas SA	72,164
9/9/11	Indian Rupee 125,100,000	United States Dollar 2,792,442	Bank of America	29,051
9/12/11	Indonesian Rupiah 5,450,000,000	United States Dollar 636,311	Bank of America	5,426
9/12/11	Indonesian Rupiah 5,900,000,000	United States Dollar 688,850	Barclays Bank PLC	5,874

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
9/13/11	Indian Rupee 15,899,000	United States Dollar 355,997	Bank of America	$2,457
9/13/11	Indian Rupee 18,242,000	United States Dollar 408,505	BNP Paribas SA	2,774
9/13/11	Indian Rupee 15,899,000	United States Dollar 355,997	Credit Suisse	2,457
9/15/11	Russian Ruble 137,057,000	United States Dollar 4,874,004	BNP Paribas SA	61,638
9/15/11	Russian Ruble 126,504,000	United States Dollar 4,501,842	Nomura International PLC	53,770
9/20/11	Ghanaian Cedi 829,820	United States Dollar 538,704	Deutsche Bank	2,163
9/20/11	Swedish Krona 47,394,000	Euro 5,109,907	Credit Suisse	179,338
9/22/11	Indonesian Rupiah 7,843,000,000	United States Dollar 916,238	Standard Chartered Bank	6,993
9/23/11	Chilean Peso 761,486,000	United States Dollar 1,599,089	Credit Suisse	53,934
9/26/11	Indonesian Rupiah 22,000,000,000	United States Dollar 2,567,394	Bank of America	22,001
9/27/11	Norwegian Krone 14,564,882	Euro 1,870,590	Credit Suisse	11,301
9/29/11	Indian Rupee 15,028,000	United States Dollar 340,705	Bank of America	(2,381)
9/29/11	Indian Rupee 12,768,000	United States Dollar 289,468	Barclays Bank PLC	(2,023)
9/29/11	Indian Rupee 14,186,000	United States Dollar 321,689	BNP Paribas SA	(2,320)
9/29/11	Indian Rupee 15,028,000	United States Dollar 340,705	Credit Suisse	(2,381)
9/29/11	Indian Rupee 12,190,000	United States Dollar 276,364	Goldman Sachs, Inc.	(1,931)
10/4/11	South Korean Won 1,530,000,000	United States Dollar 1,446,125	Bank of America	734
10/4/11	South Korean Won 1,650,000,000	United States Dollar 1,559,546	Citigroup Global Markets	791
10/6/11	Malaysian Ringgit 8,573,000	United States Dollar 2,847,605	Nomura International PLC	41,359
10/12/11	Yuan Renminbi 2,000,000	United States Dollar 309,191	Deutsche Bank	2,059
10/12/11	Yuan Renminbi 13,300,000	United States Dollar 2,048,991	JPMorgan Chase Bank	20,822
10/13/11	Russian Ruble 231,059,000	United States Dollar 8,087,045	Credit Suisse	208,754
10/13/11	Zambian Kwacha 749,000,000	United States Dollar 152,143	Standard Chartered Bank	1,390
10/27/11	Ghanaian Cedi 3,288,700	United States Dollar 2,121,058	Barclays Bank PLC	3,598
11/28/11	Yuan Renminbi 4,545,800	United States Dollar 700,000	Barclays Bank PLC	8,386
11/28/11	Yuan Renminbi 4,547,550	United States Dollar 700,000	JPMorgan Chase Bank	8,659
11/28/11	Yuan Renminbi 9,093,000	United States Dollar 1,400,000	Standard Chartered Bank	16,991
12/8/11	Russian Ruble 296,460,000	United States Dollar 9,187,573	HSBC Bank USA	1,393,259
12/13/11	Mexican Peso 217,378,684	United States Dollar 16,856,874	HSBC Bank USA	1,442,538
12/30/11	Yuan Renminbi 6,600,000	United States Dollar 1,020,882	Bank of America	8,482

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
1/19/12	Yuan Renminbi 780,000	United States Dollar 123,223	Barclays Bank PLC	$(1,507)
1/30/12	Yuan Renminbi 4,190,000	United States Dollar 648,828	Bank of America	5,195
1/30/12	Yuan Renminbi 14,416,000	United States Dollar 2,234,935	Barclays Bank PLC	15,278
4/3/12	Brazilian Real 12,442,000	United States Dollar 7,392,751	Deutsche Bank	171,107
4/3/12	Brazilian Real 12,441,000	United States Dollar 7,396,552	Nomura International PLC	166,698
4/3/12	Brazilian Real 15,401,000	United States Dollar 9,178,188	Standard Chartered Bank	184,533
5/9/12	Zambian Kwacha 691,500,000	United States Dollar 135,641	Standard Bank	(2,801)
5/10/12	Thai Baht 615,825,000	United States Dollar 20,157,938	Standard Chartered Bank	11,985
6/18/12	Yuan Renminbi 1,990,000	United States Dollar 299,248	Goldman Sachs, Inc.	12,367
11/13/12	Yuan Renminbi 10,940,000	United States Dollar 1,743,426	Bank of America	(23,974)

				$5,700,033

At July 31, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $1,364,785 and a payable of $297,785.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	12 Euro-Bobl	Long	$2,059,302	$2,060,686	$1,384
9/11	19 Euro-Bobl	Short	(3,172,386)	(3,262,753)	(90,367)
9/11	95 Euro-Bund	Long	17,467,738	17,794,848	327,110
9/11	31 Euro-Buxl	Long	4,751,045	4,945,261	194,216
9/11	6 Japan 10-Year Bond	Short	(10,954,472)	(11,053,842)	(99,370)
9/11	17 U.S. 2-Year Treasury Note	Short	(3,720,610)	(3,738,672)	(18,062)
9/11	19 U.S. 5-Year Treasury Note	Short	(2,252,539)	(2,307,461)	(54,922)
9/11	7 U.S. 10-Year Treasury Note	Short	(851,867)	(879,812)	(27,945)
9/11	74 U.S. 30-Year Treasury Bond	Short	(9,186,984)	(9,481,250)	(294,266)
9/11	3 U.S. Ultra-Long Treasury Bond	Short	(384,070)	(395,812)	(11,742)
10/11	22 Platinum	Long	1,855,105	1,963,830	108,725
12/11	16 Gold	Short	(2,588,000)	(2,609,920)	(21,920)

					$12,841

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/ Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	640	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(4,732)
Bank of America	ILS	600	Receive	3-month ILS TELBOR	4.54	1/6/15	(6,291)
Bank of America	MXN	26,000	Pay	Mexican Interbank Deposit Rate	6.46	9/24/20	(46,605)
Bank of America	PLN	10,700	Pay	6-month PLN WIBOR	4.88	9/14/14	72,265
Bank of America	PLN	3,600	Pay	6-month PLN WIBOR	4.95	9/14/20	(5,280)

	Notional		Portfolio				Net Unrealized
	Amount		Pays/ Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	PLN	8,765	Pay	6-month PLN WIBOR	5.45%	6/7/21	$22,530
Barclays Bank PLC	ILS	303	Receive	3-month ILS TELBOR	5.15	3/5/20	(2,291)
Barclays Bank PLC	ILS	303	Receive	3-month ILS TELBOR	5.16	3/8/20	(2,356)
Barclays Bank PLC	MXN	48,400	Pay	Mexican Interbank Deposit Rate	7.11	5/21/21	79,324
Barclays Bank PLC	MYR	26,000	Pay	3-month MYR KLIBOR	3.39	11/23/13	(37,181)
Barclays Bank PLC	MYR	18,000	Pay	3-month MYR KLIBOR	3.70	10/19/15	(27,133)
Barclays Bank PLC	MYR	21,700	Pay	3-month MYR KLIBOR	3.96	7/26/16	17,816
Barclays Bank PLC	MYR	10,000	Pay	3-month MYR KLIBOR	4.13	10/19/20	(28,020)
Barclays Bank PLC	PLN	8,000	Pay	6-month PLN WIBOR	5.42	6/1/14	32,509
Barclays Bank PLC	PLN	14,300	Pay	6-month PLN WIBOR	5.02	7/30/14	128,770
Barclays Bank PLC	PLN	24,000	Pay	6-month PLN WIBOR	5.18	11/9/14	244,948
Barclays Bank PLC	PLN	2,300	Pay	6-month PLN WIBOR	5.36	7/30/20	24,413
Barclays Bank PLC	THB	143,000	Pay	6-month THBFIX	3.34	2/16/15	(70,915)
Barclays Bank PLC	THB	149,550	Pay	6-month THBFIX	3.21	10/4/20	(395,550)
Barclays Bank PLC	ZAR	53,700	Pay	3-month JIBAR	7.41	9/24/20	(235,849)
Citigroup Global Markets	MXN	50,000	Pay	Mexican Interbank Deposit Rate	9.08	8/6/13	334,893
Citigroup Global Markets	MXN	48,000	Pay	Mexican Interbank Deposit Rate	6.86	11/10/20	26,255
Citigroup Global Markets	MYR	37,000	Pay	3-month MYR KLIBOR	3.48	3/4/13	(3,178)
Citigroup Global Markets	THB	69,000	Pay	6-month THBFIX	3.40	1/14/15	(38,399)
Credit Suisse	AUD	114,415	Receive	RBA Cash Rate Overnight	4.82	8/3/11	(2,303)
Credit Suisse	AUD	114,924	Receive	RBA Cash Rate Overnight	4.82	8/3/11	(2,879)
Credit Suisse	AUD	137,845	Receive	RBA Cash Rate Overnight	4.85	9/7/11	(9,389)
Credit Suisse	MXN	42,000	Pay	Mexican Interbank Deposit Rate	6.24	7/31/15	62,602
Credit Suisse	MXN	45,000	Pay	Mexican Interbank Deposit Rate	5.84	10/1/15	3,335
Credit Suisse	MXN	41,500	Pay	Mexican Interbank Deposit Rate	6.36	10/23/20	(102,231)
Credit Suisse	PLN	10,000	Pay	6-month PLN WIBOR	5.17	6/15/12	12,380
Deutsche Bank	AUD	114,153	Receive	RBA Cash Rate Overnight	4.83	8/3/11	(3,860)
Deutsche Bank	AUD	145,150	Receive	RBA Cash Rate Overnight	4.85	9/7/11	(10,205)
Deutsche Bank	MXN	85,500	Pay	Mexican Interbank Deposit Rate	6.38	6/17/16	109,867
Deutsche Bank	MYR	10,800	Pay	3-month MYR KLIBOR	4.38	11/23/20	45,134
Deutsche Bank	PLN	5,400	Pay	6-month PLN WIBOR	4.85	4/23/14	(8,248)
Deutsche Bank	PLN	3,100	Pay	6-month PLN WIBOR	5.11	4/23/17	(7,163)
Goldman Sachs, Inc.	PLN	17,000	Pay	6-month PLN WIBOR	5.32	7/11/18	(2,248)
Goldman Sachs, Inc.	PLN	11,000	Pay	6-month PLN WIBOR	5.54	5/10/21	58,742
Goldman Sachs, Inc.	ZAR	31,560	Pay	3-month JIBAR	8.07	7/7/21	51,142
HSBC Bank USA	MXN	44,030	Pay	Mexican Interbank Deposit Rate	7.28	12/23/20	129,244
HSBC Bank USA	THB	262,000	Pay	6-month THBFIX	2.67	10/21/15	(449,646)
HSBC Bank USA	THB	94,300	Pay	6-month THBFIX	3.26	8/19/20	(216,110)
HSBC Bank USA	THB	159,000	Pay	6-month THBFIX	3.50	11/25/20	(311,720)
JPMorgan Chase Bank	BRL	41,183	Pay	Brazilian Interbank Deposit Rate	12.62	1/2/13	(14,871)
JPMorgan Chase Bank	MXN	50,500	Pay	Mexican Interbank Deposit Rate	5.31	9/19/12	18,122
JPMorgan Chase Bank	MYR	4,750	Pay	3-month MYR KLIBOR	4.44	4/8/19	31,815
JPMorgan Chase Bank	PLN	16,600	Pay	6-month PLN WIBOR	4.75	10/11/13	109,832
JPMorgan Chase Bank	PLN	31,500	Pay	6-month PLN WIBOR	5.06	11/26/13	304,445
JPMorgan Chase Bank	PLN	16,200	Pay	6-month PLN WIBOR	4.93	10/13/17	35,574
JPMorgan Chase Bank	PLN	9,900	Pay	6-month PLN WIBOR	4.91	10/11/18	45
JPMorgan Chase Bank	PLN	15,099	Pay	6-month PLN WIBOR	5.62	4/8/21	119,148
JPMorgan Chase Bank	THB	108,000	Pay	6-month THBFIX	3.22	10/21/20	(286,331)
JPMorgan Chase Bank	ZAR	36,500	Pay	3-month JIBAR	9.05	10/12/15	401,513
Standard Bank	ZAR	62,500	Pay	3-month JIBAR	7.98	5/20/19	148,079
Standard Bank	ZAR	22,000	Pay	3-month JIBAR	7.93	6/2/21	11,282
Standard Chartered Bank	BRL	19,000	Pay	Brazilian Interbank Deposit Rate	12.12	1/2/13	(55,499)

							$249,541

AUD	-	Australian Dollar

BRL	-	Brazilian Real

ILS	-	Israeli Shekel

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PLN	-	Polish Zloty

THB	-	Thai Baht

ZAR	-	South African Rand

RBA	-	Reserve Bank of Australia

Credit Default Swaps — Sell Protection

			Contract
		Notional	Annual			Current		Upfront	Net Unrealized
		Amount*	Fixed		Termination	Market Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)
Argentina	Bank of America	$4,959	5.00	%(1)	6/20/13	4.00%	$120,143	$(26,299)	$93,844
Argentina	Bank of America	1,520	5.00	(1)	6/20/13	4.00	36,826	(18,386)	18,440
Argentina	Bank of America	760	5.00	(1)	6/20/13	4.00	18,413	(9,466)	8,947
Argentina	Bank of America	667	5.00	(1)	6/20/13	4.00	16,167	(10,963)	5,204
Argentina	Bank of America	695	5.00	(1)	6/20/13	4.00	16,831	(11,791)	5,040
Argentina	Credit Suisse	826	5.00	(1)	6/20/13	4.00	20,012	(4,380)	15,632
Argentina	Credit Suisse	763	5.00	(1)	6/20/13	4.00	18,485	(9,529)	8,956
Argentina	Credit Suisse	734	5.00	(1)	6/20/13	4.00	17,783	(9,167)	8,616
Argentina	Credit Suisse	379	5.00	(1)	6/20/13	4.00	9,182	(3,360)	5,822
Argentina	Deutsche Bank	1,500	5.00	(1)	6/20/13	4.00	36,341	(17,419)	18,922
Argentina	Deutsche Bank	734	5.00	(1)	6/20/13	4.00	17,783	(9,167)	8,616
Argentina	Deutsche Bank	668	5.00	(1)	6/20/13	4.00	16,184	(8,338)	7,846
Argentina	Deutsche Bank	695	5.00	(1)	6/20/13	4.00	16,833	(11,792)	5,041
Iceland	JPMorgan Chase Bank	500	1.75		3/20/18	2.55	(21,164)	—	(21,164)
Iceland	JPMorgan Chase Bank	200	2.10		3/20/23	2.69	(8,943)	—	(8,943)
Iceland	JPMorgan Chase Bank	200	2.45		3/20/23	2.69	(3,235)	—	(3,235)
South Africa	Bank of America	775	1.00	(1)	12/20/15	1.15	(4,125)	5,486	1,361
South Africa	Bank of America	525	1.00	(1)	12/20/15	1.15	(2,794)	3,895	1,101
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	1.15	(3,992)	6,179	2,187
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.15	(3,007)	4,694	1,687
South Africa	Credit Suisse	840	1.00	(1)	12/20/15	1.15	(4,471)	15,534	11,063
South Africa	Credit Suisse	790	1.00	(1)	12/20/15	1.15	(4,205)	7,155	2,950
South Africa	Credit Suisse	775	1.00	(1)	12/20/15	1.15	(4,125)	6,448	2,323
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	1.11	(1,659)	9,874	8,215
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	1.15	(3,247)	5,068	1,821
South Africa	Goldman Sachs, Inc.	820	1.00	(1)	12/20/15	1.15	(4,364)	7,426	3,062
South Africa	Goldman Sachs, Inc.	815	1.00	(1)	12/20/15	1.15	(4,338)	7,107	2,769
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	1.11	(4,977)	18,041	13,064

							$282,337	$(53,150)	$229,187

Credit Default Swaps — Buy Protection

			Contract
		Notional	Annual				Upfront	Net Unrealized
Reference		Amount	Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	Received (Paid)	(Depreciation)
Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$453	$—	$453
Austria	Barclays Bank PLC	200	1.42		3/20/14	(4,877)	—	(4,877)
Brazil	Bank of America	350	1.00	(1)	6/20/20	12,001	(11,407)	594
Brazil	Bank of America	825	1.00	(1)	6/20/20	28,288	(33,928)	(5,640)
Brazil	Bank of America	2,900	1.00	(1)	12/20/20	109,713	(86,795)	22,918
Brazil	Bank of America	883	1.00	(1)	12/20/20	33,403	(30,898)	2,505
Brazil	Bank of America	387	1.00	(1)	12/20/20	14,640	(13,246)	1,394
Brazil	Bank of America	120	1.00	(1)	12/20/20	4,539	(3,929)	610
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(10,264)	—	(10,264)
Brazil	Barclays Bank PLC	770	1.00	(1)	12/20/20	29,128	(27,572)	1,556
Brazil	Citigroup Global Markets	190	1.00	(1)	12/20/20	7,188	(6,294)	894
Brazil	Deutsche Bank	1,600	1.00	(1)	12/20/20	60,528	(35,734)	24,794
Brazil	Deutsche Bank	190	1.00	(1)	12/20/20	7,188	(7,021)	167
Brazil	HSBC Bank USA	160	1.00	(1)	12/20/20	6,053	(5,300)	753
Brazil	Standard Chartered Bank	800	1.00	(1)	12/20/20	30,266	(22,316)	7,950
Brazil	Standard Chartered Bank	150	1.00	(1)	12/20/20	5,674	(4,969)	705

			Contract
		Notional	Annual				Upfront	Net Unrealized
Reference		Amount	Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	Received (Paid)	(Depreciation)
China	Bank of America	$1,393	1.00	%(1)	9/20/16	$(10,294)	$6,746	$(3,548)
China	Barclays Bank PLC	1,648	1.00	(1)	9/20/16	(12,178)	8,782	(3,396)
China	Credit Suisse	1,000	1.00	(1)	9/20/16	(7,390)	4,848	(2,542)
China	Deutsche Bank	703	1.00	(1)	9/20/16	(5,195)	3,404	(1,791)
Colombia	Bank of America	950	1.00	(1)	9/20/21	39,732	(43,257)	(3,525)
Colombia	Goldman Sachs, Inc.	740	1.00	(1)	9/20/21	30,949	(33,103)	(2,154)
Colombia	HSBC Bank USA	2,100	1.00	(1)	9/20/21	87,829	(91,838)	(4,009)
Colombia	Morgan Stanley	1,100	1.00	(1)	9/20/21	46,006	(50,087)	(4,081)
Egypt	Bank of America	550	1.00	(1)	9/20/15	40,903	(21,801)	19,102
Egypt	Barclays Bank PLC	125	1.00	(1)	6/20/15	8,359	(3,961)	4,398
Egypt	Citigroup Global Markets	650	1.00	(1)	12/20/15	53,067	(38,391)	14,676
Egypt	Citigroup Global Markets	100	1.00	(1)	6/20/20	17,360	(9,855)	7,505
Egypt	Citigroup Global Markets	100	1.00	(1)	6/20/20	17,359	(10,352)	7,007
Egypt	Credit Suisse	1,085	1.00	(1)	12/20/15	88,581	(64,087)	24,494
Egypt	Credit Suisse	375	1.00	(1)	12/20/15	30,615	(20,750)	9,865
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	16,718	(7,836)	8,882
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	10,031	(6,343)	3,688
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	6,687	(4,756)	1,931
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	6,687	(4,912)	1,775
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	9,300	(6,357)	2,943
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	114,298	(62,037)	52,261
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	75,925	(49,967)	25,958
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	17,360	(9,915)	7,445
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	8,680	(4,951)	3,729
Egypt	JPMorgan Chase Bank	100	1.00	(1)	6/20/15	6,687	(4,820)	1,867
Greece	Citigroup Global Markets	225	1.00	(1)	6/20/15	126,032	(33,530)	92,502
Guatemala	Citigroup Global Markets	458	1.00	(1)	9/20/20	32,365	(32,146)	219
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	15,028	(10,436)	4,592
Lebanon	Citigroup Global Markets	250	3.30		9/20/14	(2,535)	—	(2,535)
Lebanon	Citigroup Global Markets	200	1.00	(1)	12/20/14	15,028	(10,593)	4,435
Lebanon	Citigroup Global Markets	150	1.00	(1)	12/20/14	11,271	(7,670)	3,601
Lebanon	Citigroup Global Markets	100	1.00	(1)	12/20/14	7,514	(5,218)	2,296
Lebanon	Credit Suisse	300	1.00	(1)	3/20/15	24,433	(15,398)	9,035
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	8,144	(5,162)	2,982
Lebanon	Credit Suisse	1,000	1.00	(1)	12/20/15	99,970	(74,796)	25,174
Lebanon	Credit Suisse	840	1.00	(1)	12/20/15	83,976	(65,857)	18,119
Lebanon	Credit Suisse	350	1.00	(1)	12/20/15	34,990	(26,120)	8,870
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	8,144	(4,766)	3,378
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	113,967	(88,542)	25,425
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	86,474	(67,460)	19,014
Malaysia	Bank of America	200	0.83		12/20/14	(1,140)	—	(1,140)
Malaysia	Barclays Bank PLC	300	2.40		3/20/14	(15,406)	—	(15,406)
Malaysia	Barclays Bank PLC	400	0.82		12/20/14	(2,141)	—	(2,141)
Malaysia	Citigroup Global Markets	300	2.45		3/20/14	(15,818)	—	(15,818)
Philippines	Bank of America	700	1.00	(1)	12/20/15	4,122	(13,326)	(9,204)
Philippines	Barclays Bank PLC	500	1.70		12/20/14	(15,165)	—	(15,165)
Philippines	Barclays Bank PLC	300	1.84		12/20/14	(10,555)	—	(10,555)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(3,553)	—	(3,553)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	(433)	(3,001)	(3,434)
Philippines	Citigroup Global Markets	200	1.84		12/20/14	(7,037)	—	(7,037)
Philippines	Citigroup Global Markets	100	1.86		12/20/14	(3,588)	—	(3,588)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	(458)	(3,444)	(3,902)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	1,777	(12,863)	(11,086)
Philippines	JPMorgan Chase Bank	400	1.69		12/20/14	(11,993)	—	(11,993)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	(433)	(3,001)	(3,434)
Philippines	Standard Chartered Bank	4,900	1.00	(1)	3/20/16	42,831	(79,324)	(36,493)
Russia	Bank of America	540	1.00	(1)	6/20/15	3,996	(23,151)	(19,155)
Russia	Bank of America	860	1.00	(1)	12/20/20	56,278	(53,455)	2,823
Russia	Barclays Bank PLC	500	1.00	(1)	12/20/20	32,720	(30,714)	2,006
Russia	Citigroup Global Markets	100	1.00	(1)	6/20/15	740	(1,207)	(467)
Russia	Credit Suisse	200	1.00	(1)	3/20/15	979	(2,082)	(1,103)
Russia	Credit Suisse	300	1.00	(1)	6/20/15	2,220	(3,422)	(1,202)
Russia	Deutsche Bank	490	1.00	(1)	12/20/20	32,066	(30,457)	1,609
South Africa	Bank of America	300	1.00	(1)	12/20/19	11,591	(11,674)	(83)
South Africa	Bank of America	775	1.00	(1)	12/20/20	35,969	(28,032)	7,937
South Africa	Bank of America	525	1.00	(1)	12/20/20	24,367	(20,829)	3,538

				Contract
		Notional		Annual				Upfront	Net Unrealized
Reference		Amount		Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)		Rate**		Date	Value	Received (Paid)	(Depreciation)
South Africa	Barclays Bank PLC		$300	1.00	%(1)	12/20/19	$11,591	$(13,495)	$(1,904)
South Africa	Barclays Bank PLC		100	1.00	(1)	3/20/20	4,062	(3,451)	611
South Africa	Barclays Bank PLC		750	1.00	(1)	12/20/20	34,810	(28,646)	6,164
South Africa	Barclays Bank PLC		565	1.00	(1)	12/20/20	26,222	(20,360)	5,862
South Africa	Citigroup Global Markets		150	1.00	(1)	12/20/19	5,796	(7,671)	(1,875)
South Africa	Citigroup Global Markets		100	1.00	(1)	3/20/20	4,062	(5,386)	(1,324)
South Africa	Credit Suisse		100	1.00	(1)	3/20/20	4,062	(3,785)	277
South Africa	Credit Suisse		100	1.00	(1)	3/20/20	4,062	(4,605)	(543)
South Africa	Credit Suisse		775	1.00	(1)	12/20/20	35,969	(29,804)	6,165
South Africa	Credit Suisse		790	1.00	(1)	12/20/20	36,666	(31,926)	4,740
South Africa	Credit Suisse		840	1.00	(1)	12/20/20	38,984	(41,722)	(2,738)
South Africa	Deutsche Bank		500	1.00	(1)	9/20/20	22,272	(25,986)	(3,714)
South Africa	Deutsche Bank		610	1.00	(1)	12/20/20	28,311	(22,909)	5,402
South Africa	Goldman Sachs, Inc.		815	1.00	(1)	12/20/20	37,825	(31,226)	6,599
South Africa	Goldman Sachs, Inc.		820	1.00	(1)	12/20/20	38,059	(31,927)	6,132
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	3,864	(5,333)	(1,469)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	3,864	(6,400)	(2,536)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	4,062	(3,718)	344
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	4,062	(3,851)	211
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	4,062	(5,322)	(1,260)
Spain	Barclays Bank PLC		167	1.00	(1)	9/20/20	28,091	(14,894)	13,197
Spain	Barclays Bank PLC		700	1.00	(1)	12/20/20	119,433	(66,902)	52,531
Spain	Barclays Bank PLC		690	1.00	(1)	12/20/20	117,727	(67,188)	50,539
Spain	Barclays Bank PLC		300	1.00	(1)	12/20/20	51,186	(28,777)	22,409
Spain	Citigroup Global Markets		300	1.00	(1)	3/20/20	48,941	(7,103)	41,838
Spain	Citigroup Global Markets		300	1.00	(1)	3/20/20	48,941	(14,628)	34,313
Spain	Deutsche Bank		300	1.00	(1)	3/20/20	48,941	(6,708)	42,233
Spain	Deutsche Bank		300	1.00	(1)	3/20/20	48,941	(14,628)	34,313
Spain	Deutsche Bank		550	1.00	(1)	6/20/20	91,133	(34,630)	56,503
Spain	Deutsche Bank		3,265	1.00	(1)	12/20/20	557,081	(272,653)	284,428
Spain	Deutsche Bank		670	1.00	(1)	12/20/20	114,315	(65,240)	49,075
Spain	Goldman Sachs, Inc.		193	1.00	(1)	9/20/20	32,465	(17,580)	14,885
Thailand	Barclays Bank PLC		400	0.97		9/20/19	13,913	—	13,913
Thailand	Citigroup Global Markets		400	0.86		12/20/14	1,121	—	1,121
Thailand	Citigroup Global Markets		200	0.95		9/20/19	7,245	—	7,245
Thailand	Goldman Sachs, Inc.		1,500	1.00	(1)	3/20/16	8,735	(11,599)	(2,864)
Thailand	JPMorgan Chase Bank		200	0.87		12/20/14	491	—	491
Uruguay	Citigroup Global Markets		100	1.00	(1)	6/20/20	4,603	(6,784)	(2,181)
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	4,603	(6,625)	(2,022)
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	38,942	(4,449)	34,493
Banco de Sabadell, S.A.	JPMorgan Chase Bank		110	3.00	(1)	3/20/15	20,297	(523)	19,774
Citibank Corp.	Bank of America		490	1.00	(1)	9/20/20	25,157	(28,338)	(3,181)
Citibank Corp.	JPMorgan Chase Bank		490	1.00	(1)	9/20/20	25,157	(29,994)	(4,837)
Erste Group Bank AG	Barclays Bank PLC		110	1.00	(1)	3/20/15	5,211	(5,677)	(466)
ING Verzekeringen N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	4,542	(2,554)	1,988
OAO Gazprom	Barclays Bank PLC		150	1.00	(1)	6/20/15	4,425	(7,731)	(3,306)
OAO Gazprom	Deutsche Bank		150	1.00	(1)	6/20/15	4,425	(7,780)	(3,355)
OAO Gazprom	Deutsche Bank		100	1.00	(1)	9/20/20	8,627	(10,938)	(2,311)
OAO Gazprom	Deutsche Bank		100	1.00	(1)	9/20/20	8,627	(11,286)	(2,659)
OAO Gazprom	Goldman Sachs, Inc.		100	1.00	(1)	9/20/20	8,627	(11,003)	(2,376)
OAO Gazprom	Goldman Sachs, Inc.		390	1.00	(1)	9/20/20	33,645	(45,064)	(11,419)
Rabobank Nederland N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	441	(75)	366
Raiffeisen Zentralbank	Barclays Bank PLC		110	1.00	(1)	3/20/15	5,494	(7,664)	(2,170)
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	920	1.00	(1)	6/20/16	42,608	(26,037)	16,571
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	3,100	1.00	(1)	6/20/16	393,857	(302,508)	91,349

							$4,189,389	$(3,047,764)	$1,141,625

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $25,065,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Depreciation
Deutsche Bank	COP	5,200,000	$2,728	6-month USD- LIBOR-BBA	3.32%	12/17/13	$202,503

$202,503

COP	-	Colombian Peso

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Commodity	Forward Commodity Contracts	$—	$(953,591)
Commodity	Futures Contracts*	108,725	(21,920)
Commodity	Put Options Purchased	10,020	—

		$118,745	$(975,511)

Credit	Credit Default Swaps	$4,690,825	$(219,099)

		$4,690,825	$(219,099)

Equity	Put Options Purchased	$122,521	$—

		$122,521	$—

Foreign Exchange	Currency Options Purchased	$62,637	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	8,336,693	(4,416,463)

		$8,399,330	$(4,416,463)

Interest Rate	Cross-Currency Swaps	$202,503	$—
Interest Rate	Futures Contracts*	522,710	(596,674)
Interest Rate	Interest Rate Swaps	2,636,024	(2,386,483)

		$3,361,237	$(2,983,157)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$812,508,563

Gross unrealized appreciation	$32,829,679
Gross unrealized depreciation	(14,226,658)

Net unrealized appreciation	$18,603,021

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$583,196,618	$—	$583,196,618
Mortgage Pass-Throughs	—	13,371,647	—	13,371,647
U.S. Government Agency Obligations	—	7,646,739	—	7,646,739
Precious Metals	12,444,344	—	—	12,444,344
Currency Options Purchased	—	62,637	—	62,637
Put Options Purchased	10,020	122,521	—	132,541
Short-Term Investments —
Foreign Government Securities	—	119,025,665	—	119,025,665
U.S. Treasury Obligations	—	23,301,594	—	23,301,594
Repurchase Agreements	—	26,752,649	—	26,752,649
Other Securities	—	45,177,150	—	45,177,150

Total Investments	$12,454,364	$818,657,220	$—	$831,111,584

Forward Foreign Currency Exchange Contracts	$—	$8,336,693	$—	$8,336,693
Swaps Contracts	—	7,529,352	—	7,529,352
Futures Contracts	631,435	—	—	631,435

Total	$13,085,799	$834,523,265	$—	$847,609,064

Liability Description

Securities Sold Short	$—	$(25,645,844)	$—	$(25,645,844)
Forward Commodity Contracts	—	(953,591)	—	(953,591)
Forward Foreign Currency Exchange Contracts	—	(4,416,463)	—	(4,416,463)
Swaps Contracts	—	(2,605,582)	—	(2,605,582)
Futures Contracts	(618,594)	—	—	(618,594)

Total	$(618,594)	$(33,621,480)	$—	$(34,240,074)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Emerging Markets Local Income Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 26, 2011